EQUITY-ACCOUNTED INVESTMENTS - Schedule of Ownership Interests and Carrying Value of Joint Ventures (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disclosure of associates [line items]
Ownership Interest	50.00%
Equity-accounted investments	$ 3,709	$ 2,740
Total for all joint ventures
Disclosure of associates [line items]
Equity-accounted investments	3,709	2,740
Hydroelectric | Total for all joint ventures
Disclosure of associates [line items]
Equity-accounted investments	$ 363	$ 349
Hydroelectric | Bottom of range | Total for all joint ventures
Disclosure of associates [line items]
Ownership Interest	22.00%	22.00%
Hydroelectric | Top of range | Total for all joint ventures
Disclosure of associates [line items]
Ownership Interest	50.00%	50.00%
Wind | Total for all joint ventures
Disclosure of associates [line items]
Equity-accounted investments	$ 979	$ 476
Wind | Bottom of range | Total for all joint ventures
Disclosure of associates [line items]
Ownership Interest	25.00%	25.00%
Wind | Top of range | Total for all joint ventures
Disclosure of associates [line items]
Ownership Interest	50.00%	50.00%
Utility-scale solar | Total for all joint ventures
Disclosure of associates [line items]
Equity-accounted investments	$ 976	$ 320
Utility-scale solar | Bottom of range | Total for all joint ventures
Disclosure of associates [line items]
Ownership Interest	25.00%	25.00%
Utility-scale solar | Top of range | Total for all joint ventures
Disclosure of associates [line items]
Ownership Interest	65.00%	65.00%
Distributed energy & storage | Total for all joint ventures
Disclosure of associates [line items]
Equity-accounted investments	$ 417	$ 680
Distributed energy & storage | Bottom of range | Total for all joint ventures
Disclosure of associates [line items]
Ownership Interest	50.00%	50.00%
Distributed energy & storage | Top of range | Total for all joint ventures
Disclosure of associates [line items]
Ownership Interest	67.00%	67.00%
Sustainable solutions | Total for all joint ventures
Disclosure of associates [line items]
Equity-accounted investments	$ 974	$ 915
Sustainable solutions | Bottom of range | Total for all joint ventures
Disclosure of associates [line items]
Ownership Interest	4.00%	4.00%
Sustainable solutions | Top of range | Total for all joint ventures
Disclosure of associates [line items]
Ownership Interest	67.00%	67.00%